UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-06351

Name and Address of Registrant:

Green Century Funds
114 State Street
Suite 200
Boston, Massachusetts 02109

Name and address of agent for service:

Green Century Capital Management, Inc.
114 State Street
Suite 200
Boston, Massachusetts  02109

Registrant’s telephone number: (617) 482-0800

Date of fiscal year end: July 31

Date of reporting period: October 31, 2007

Item 1.  Schedule of Investments

The Schedule of Investments for the Green Century Funds are set forth below.

GREEN CENTURY BALANCED FUND
PORTFOLIO OF INVESTMENTS
October 31, 2007
(Unaudited)
	SHARES	VALUE

COMMON STOCKS - 66.7%

Technology Hardware & Equipment - 7.5%
Apple, Inc. (b)	2,005	$380,850
Cisco Systems, Inc. (b)	25,940	857,576
Hewlett-Packard Company	28,700	1,483,217
IBM Corporation	10,700	1,242,484
		3,964,127
Capital Goods - 7.2%
3M Company	10,945	945,210
Emerson Electric Company	25,910	1,354,316
Illinois Tool Works	17,590	1,007,203
Pentair, Inc.	14,500	513,155
		3,819,884
Diversified Financials - 6.4%
American Express Company	9,380	571,711
Bank of America Corporation	19,970	964,152
Citigroup, Inc.	4,830	202,377
Goldman Sachs Group, Inc. (The)	2,500	619,800
J.P. Morgan Chase & Company	21,820	1,025,540
		3,383,580
Insurance - 6.3%
Ambac Financial Group, Inc.	8,360	307,899
American International Group	10,500	662,760
Chubb Corporation	18,670	996,044
Hartford Financial Services Group	7,300	708,319
Horace Mann Educators Corporation	8,900	184,141
Philadelphia Consolidated Holding Corporation (b)	9,025	368,220
WR Berkley Corporation	5,000	150,450
		3,377,833
Pharmaceuticals & Biotechnology - 5.4%
Barr Pharmaceuticals, Inc. (b)	8,740	500,977
Genzyme Corporation (b)	14,600	1,109,161
Johnson & Johnson	13,640	888,919
Teva Pharmaceutical Industries Ltd. American Depository Receipt (c)	8,785	386,628
		2,885,685
Healthcare Equipment & Services - 5.3%
Baxter International, Inc.	12,600	756,126
Dentsply International, Inc.	11,400	472,872
Gen-Probe, Inc. (b)	2,685	188,004
Hologic, Inc. (b)	6,500	441,545
UnitedHealth Group, Inc.	19,310	949,086
		2,807,633
Materials - 4.8%
Air Products & Chemicals, Inc.	14,000	1,369,900
Ecolab, Inc.	6,600	311,322
Sealed Air Corporation	35,120	875,542
		2,556,764
Software & Services - 4.2%
Adobe Systems, Inc. (b)	4,000	191,600
Microsoft Corporation	31,650	1,165,036
Oracle Corporation (b)	30,200	669,534
Satyam Computer Services Ltd. American Depository Receipt (c)	7,250	220,038
		2,246,208
Telecommunication Services - 3.9%
AT&T, Inc.	20,500	856,695
BT Group PLC American Depository Receipt (c)	10,500	714,945
Telefonica S.A. American Depository Receipt (c)	4,950	492,278
		2,063,918
Food & Beverage - 3.0%
General Mills, Inc.	14,000	808,220
JM Smucker Company	14,480	773,666
		1,581,886
Renewable Energy & Energy Efficiency - 2.8%
Itron, Inc. (b)	1,990	213,905
Johnson Controls, Inc.	14,250	623,010
MEMC Electronic Materials, Inc. (b)	4,450	325,829
SunPower Corporation, Class A (b)	2,600	328,796
		1,491,540
Transportation - 2.1%
FedEx Corporation	4,695	485,181
United Parcel Service, Inc., Class B	8,100	608,310
		1,093,491
Automobiles & Components - 1.7%
Toyota Motor Corporation American Depository Receipt (c)	8,140	931,542

Semiconductors - 1.6%
Applied Materials, Inc.	31,350	608,817
Intel Corporation	10,000	269,000
		877,817
Media - 1.5%
McGraw-Hill Companies, Inc.	16,310	816,152

Consumer Services - 0.7%
Bright Horizons Family Solutions, Inc. (b)	9,520	369,376

Commercial Services & Supplies - 0.6%
Interface, Inc., Class A	17,225	329,514

Retailing - 0.6%
Men's Wearhouse, Inc.	7,500	316,950

Consumer Durables & Apparel - 0.5%
Deckers Outdoor Corporation (b)	1,825	255,117

Banks - 0.5%
Barclays PLC American Depository Receipt (c)	5,000	254,250

Healthy Living - 0.1%
Whole Foods Market, Inc.	1,470	72,824
Total Common Stocks
(Cost $29,630,946)		35,496,091
	PRINCIPAL
	AMOUNT
CORPORATE BONDS & NOTES - 20.1%
Diversified Financials - 4.5%
Fleet National Bank
5.75%, due 1/15/09	$500,000	503,370
Goldman Sachs Group, Inc.
6.60%, due 1/15/12	500,000	524,309
J.P. Morgan Chase & Company
4.60%, due 1/17/11	500,000	487,993
J.P. Morgan Chase & Company
4.50%, due 1/15/12	500,000	484,785
Lehman Brothers Holdings, Inc.
5.75%, due 5/17/13	400,000	399,753
		2,400,210
Healthcare Equipment & Services - 3.3%
Aetna, Inc.
5.75%, due 6/15/11	595,000	607,304
HCA, Inc.
6.30%, due 10/1/12	1,000,000	902,500
United Health Group, Inc.
4.875%, due 4/1/13	250,000	244,047
		1,753,851
Telecommunication Services - 3.0%
AT&T Corporation
7.30%, due 11/15/11 (e)	1,000,000	1,080,040
BellSouth Corporation
4.75%, due 11/15/12	500,000	491,947
		1,571,987
Technology Hardware & Equipment - 2.9%
Lexmark International, Inc.
6.75%, due 5/15/08	500,000	505,705
Xerox Corporation
7.625%, due 6/15/13	1,000,000	1,039,791
		1,545,496
Healthy Living - 1.9%
NBTY, Inc.
7.125%, due 10/1/15	1,000,000	995,000

Software & Services - 0.9%
Oracle Corporation
5.00%, due 1/15/11	500,000	500,936

Transportation - 0.9%
Ryder System, Inc.
4.625%, due 4/1/10	500,000	496,073

Consumer Durables & Apparel - 0.9%
Newell Rubbermaid, Inc.
4.00%, due 5/1/10	500,000	493,423

Banks - 0.9%
M&I Marshall & Ilsley Bank
3.95%, due 8/14/09	500,000	489,460

Automobiles & Components - 0.9%
Toyota Motor Credit Corporation
4.125%, due 7/25/17 (c)(e)	500,000	487,907
Total Corporate Bonds & Notes
(Cost $10,842,309)		10,734,343

U.S. GOVERNMENT AGENCIES - 11.5%
Fannie Mae
4.15%, due 9/18/09	200,000	198,931
Fannie Mae
5.50%, due 3/1/12	314,081	316,556
Fannie Mae
5.05%, due 11/5/12	500,000	500,000
Federal Farm Credit Bank
4.50%, due 10/25/11	500,000	499,076
Federal Home Loan Bank
4.60%, due 4/11/08	500,000	499,914
Federal Home Loan Bank
5.14%, due 1/13/09	500,000	500,677
Federal Home Loan Bank
5.40%, due 5/27/10	250,000	250,147
Federal Home Loan Bank
4.00%, due 11/26/13 (e)	800,000	793,746
Federal Home Loan Bank
4.265%, due 7/8/15	500,000	477,724
Freddie Mac
5.00%, due 11/1/10	500,000	498,553
SLM Corporation
4.00%, due 7/25/14 (d)	2,235,000	1,588,212
Total U.S. Government Agencies
(Cost $6,746,507)		6,123,536

SHORT TERM OBLIGATION - 2.2%
Repurchase Agreement - State Street Bank & Trust Repurchase Agreement, 3.01%, dated
10/31/07, due 11/01/07, proceeds $1,168,422 (collateralized by Freddie Mac Bonds, 5.44%,
due 01/15/2035, value $1,193,281) (Cost $1,168,324)		1,168,324
TOTAL INVESTMENTS - 100.5%
(Cost $48,388,086)		53,522,294
Liabilities Less Other Assets - (0.5)%		(241,787)
NET ASSETS - 100.0%		$53,280,507

(a)
The cost of investments for federal income tax purposes is $48,442,685 resulting in gross unrealized appreciation and depreciation of $6,628,157 and $1,548,548, respectively, or net unrealized depreciation of $5,079,609.

(b)	Non-income producing security.
(c)	Securities whose values are determined or significantly influenced by trading in markets other than the United States or Canada.
(d)	Floating rate bond. Rate shown is currently in effect at October 31, 2007.
(e)	Step rate bond. Rate shown is currently in effect at October 31, 2007.

See Notes to Schedule of Investments

GREEN CENTURY EQUITY FUND
SCHEDULE OF INVESTMENTS
October 31, 2007
(Unaudited)

	SHARES	VALUE

COMMON STOCKS - 99.7%

Technology Hardware & Equipment - 12.1%
3Com Corporation (b)	2,700	$13,176
Adaptec, Inc. (b)	800	2,824
ADC Telecommunications (b)	800	14,960
Andrew Corporation (b)	1,000	14,660
Apple, Inc. (b)	5,850	1,111,208
Arrow Electronics, Inc. (b)	800	31,984
Cisco Systems, Inc. (b)	40,700	1,345,541
Coherent, Inc. (b)	200	6,560
Corning, Inc.	10,500	254,835
Dell, Inc. (b)	15,200	465,120
EMC Corporation (b)	14,000	355,460
Gerber Scientific, Inc. (b)	200	2,210
Hewlett-Packard Company	17,200	888,896
Imation Corporation	200	4,456
Lexmark International, Inc. (b)	600	25,194
Molex, Inc.	1,000	28,560
Network Appliance, Inc. (b)	2,400	75,576
Palm, Inc.	700	6,314
Plantronics, Inc.	300	8,205
Polycom, Inc. (b)	600	16,788
Qualcomm, Inc.	11,200	478,576
Seagate Technology	3,600	100,224
Sun Microsystems, Inc. (b)	23,500	134,185
Tektronix, Inc.	500	18,925
Tellabs, Inc. (b)	2,900	25,549
Xerox Corporation (b)	6,200	108,128
		5,538,114
Pharmaceuticals & Biotechnology - 8.2%
Affymetrix, Inc. (b)	500	12,730
Allergan, Inc.	2,100	141,918
Amgen, Inc. (b)	7,300	424,203
Amylin Pharmaceuticals, Inc. (b)	800	36,016
Biogen Idec, Inc. (b)	1,900	141,436
Dionex Corporation (b)	100	8,800
Endo Pharmaceuticals Holdings, Inc. (b)	900	26,370
Forest Laboratories, Inc. (b)	2,100	82,047
Genzyme Corporation (b)	1,800	136,746
Gilead Sciences, Inc. (b)	6,200	286,378
Invitrogen Corporation (b)	300	27,261
Johnson & Johnson	19,300	1,257,781
King Pharmaceuticals, Inc. (b)	1,600	16,960
Merck & Co., Inc.	14,500	844,770
Millipore Corporation (b)	350	27,178
Mylan Laboratories	1,700	25,568
Techne Corporation (b)	300	19,572
Thermo Fisher Scientific, Inc. (b)	2,800	164,668
Waters Corporation (b)	700	53,886
Watson Pharmaceuticals, Inc. (b)	700	21,392
		3,755,680
Diversified Financials - 8.1%
Allied Capital Corporation	1,000	29,480
American Express Company	7,900	481,505
Bank of New York Mellon Corporation (The)	7,607	371,602
Capital One Financial Corporation	2,800	183,652
Charles Schwab Corporation	6,300	146,412
CIT Group, Inc.	1,300	45,812
CME Group, Inc.	350	233,188
Franklin Resources, Inc.	1,050	136,164
J.P. Morgan Chase & Company	22,600	1,062,199
Janus Capital Group, Inc.	1,100	37,961
Medallion Financial Corporation	100	1,055
Merrill Lynch & Company, Inc.	5,800	382,916
Moody's Corporation	1,500	65,580
Northern Trust Corporation	1,300	97,773
SLM Corporation	2,800	132,048
State Street Corporation	2,600	207,402
T. Rowe Price Group, Inc.	1,800	115,632
Tradestation Group, Inc. (b)	200	2,440
		3,732,821
Banks - 7.9%
Bank of Hawaii Corporation	300	15,948
BB&T Corporation	3,700	136,789
Cathay General Bancorp	300	9,291
Chittenden Corporation	300	10,686
Comerica, Inc.	1,000	46,680
Fannie Mae	6,500	370,760
Fifth Third Bancorp	3,600	112,608
First Horizon National Corporation	800	20,864
FirstFed Financial Corporation (b)	100	4,278
Freddie Mac	4,300	224,589
Heartland Financial USA, Inc.	100	1,994
KeyCorp	2,600	73,970
M&T Bank Corporation	500	49,740
MGIC Investment Corporation	500	9,680
National City Corporation	4,200	101,850
PNC Financial Services Group	2,300	165,968
Popular, Inc.	1,900	20,045
Regions Financial Corporation	4,700	127,464
Sovereign Bancorp, Inc.	2,400	34,632
SunTrust Banks, Inc.	2,300	166,980
Synovus Financial Corporation	2,200	57,992
U.S. Bancorp	11,500	381,340
Wachovia Corporation	12,692	580,405
Wainwright Bank Trust Company	52	664
Washington Mutual, Inc.	5,800	161,704
Wells Fargo & Company	22,300	758,423
		3,645,344
Software & Services - 7.2%
Adobe Systems, Inc. (b)	3,900	186,810
Advent Software, Inc. (b)	100	5,533
Autodesk, Inc. (b)	1,500	73,350
Automatic Data Processing	3,500	173,460
BMC Software, Inc. (b)	1,300	43,992
Ceridian Corporation (b)	1,000	35,940
Compuware Corporation (b)	2,000	20,000
Convergys Corporation (b)	900	16,497
eBay, Inc. (b)	7,600	274,360
Electronic Arts, Inc. (b)	2,100	128,352
Electronic Data Systems Corporation	3,400	73,406
Microsoft Corporation	53,800	1,980,378
Novell, Inc. (b)	2,300	17,388
Paychex, Inc.	2,300	96,094
Red Hat, Inc. (b)	1,300	28,067
Salesforce.com, Inc. (b)	500	28,185
Sapient Corporation (b)	700	4,900
Symantec Corporation (b)	6,000	112,680
Unisys Corporation (b)	2,300	13,984
		3,313,376
Telecommunication Services - 6.5%
AT&T, Inc.	40,675	1,699,808
Citizens Communications Company	2,300	30,268
Sprint Nextel Corporation	18,900	323,190
Telephone & Data Systems, Inc.	700	48,860
Verizon Communications, Inc.	19,400	893,758
		2,995,884
Food & Beverage - 4.9%
Campbell Soup Company	1,500	55,470
Chiquita Brands International (b)	300	5,625
Coca-Cola Company (The)	13,300	821,408
Dean Foods Company	900	24,993
General Mills, Inc.	2,200	127,006
Green Mountain Coffee Roasters, Inc. (b)	150	5,595
H.J. Heinz Company	2,100	98,238
Hershey Company (The)	1,100	47,421
JM Smucker Company	400	21,372
Kellogg Company	1,800	95,022
McCormick & Company, Inc.	900	31,527
PepsiAmericas, Inc.	400	14,288
Pepsico, Inc.	10,800	796,176
Tootsie Roll Industries, Inc.	206	5,309
Wm. Wrigley Jr. Company	1,500	92,505
		2,241,955
Household & Personal Products - 4.8%
Alberto-Culver Company	600	15,594
Avon Products, Inc.	2,900	118,842
Church & Dwight Company, Inc.	400	18,924
Clorox Company	900	56,313
Colgate-Palmolive Company	3,400	259,318
Energizer Holdings, Inc. (b)	350	36,505
Estee Lauder Companies, Inc. (The), Class A	800	35,120
Kimberly-Clark Corporation	2,800	198,492
Nu Skin Enterprises, Inc., Class A	300	5,181
Procter & Gamble Company	20,800	1,446,016
		2,190,305
Healthcare Equipment & Services - 4.7%
Baxter International, Inc.	4,300	258,043
Becton Dickinson & Company	1,600	133,536
C.R. Bard, Inc.	700	58,527
CIGNA Corporation	1,900	99,731
Cross Country Healthcare, Inc. (b)	200	3,142
Gen-Probe, Inc. (b)	400	28,008
Health Management Associates, Class A	1,600	10,576
Hillenbrand Industries	400	22,088
Humana, Inc. (b)	1,100	82,445
Idexx Laboratories, Inc. (b)	200	24,356
IMS Health, Inc.	1,300	32,773
Invacare Corporation	200	5,412
Manor Care, Inc.	500	33,290
McKesson Corporation	2,000	132,200
Medtronic, Inc.	7,600	360,544
Molina Healthcare, Inc. (b)	100	3,811
Patterson Companies, Inc. (b)	900	35,199
Quest Diagnostics	1,000	53,180
Sierra Health Services (b)	400	16,920
St Jude Medical, Inc. (b)	2,300	93,679
Stryker Corporation	1,600	113,600
Synovis Life Technologies, Inc. (b)	100	2,388
UnitedHealth Group, Inc.	8,800	432,520
Zimmer Holdings, Inc. (b)	1,600	111,184
		2,147,152
Semiconductors - 4.1%
Advanced Micro Devices (b)	3,700	48,396
Analog Devices	2,100	70,266
Applied Materials, Inc.	9,200	178,664
Entegris, Inc. (b)	800	7,304
Intel Corporation	39,000	1,049,100
Lam Research Corporation (b)	900	45,180
LSI Corporation (b)	4,800	31,680
Micron Technology, Inc. (b)	5,000	52,550
National Semiconductor Corporation	1,600	40,224
Novellus Systems, Inc. (b)	800	22,728
Texas Instruments, Inc.	9,500	309,700
Xilinx, Inc.	2,000	48,800
		1,904,592
Retailing - 4.1%
Autozone, Inc. (b)	300	37,323
Bed Bath & Beyond, Inc. (b)	1,800	61,092
Best Buy Company, Inc.	2,400	116,448
Carmax, Inc. (b)	1,500	31,305
Charming Shoppes, Inc. (b)	800	5,936
Circuit City Stores, Inc.	1,100	8,723
Family Dollar Stores	1,000	25,350
Foot Locker, Inc.	1,000	14,890
Gap, Inc.	3,300	62,370
Genuine Parts Company	1,100	53,977
Home Depot, Inc.	11,300	356,063
J.C. Penney Company, Inc.	1,500	84,360
Limited Brands	2,100	46,221
Lowe's Companies, Inc.	9,900	266,211
Men's Wearhouse, Inc.	400	16,904
Nordstrom, Inc.	1,300	51,272
Office Depot, Inc. (b)	1,800	33,768
Pep Boys - Manny, Moe & Jack	300	4,413
Radioshack Corporation	900	18,558
Staples, Inc.	4,800	112,032
Target Corporation	5,700	349,752
Tiffany & Company	900	48,762
TJX Companies, Inc.	3,000	86,790
		1,892,520
Energy - 3.9%
Apache Corporation	2,200	228,382
Cameron International Corporation (b)	700	68,152
Chesapeake Energy Corporation	2,700	106,596
Devon Energy Corporation	3,000	280,200
EOG Recources, Inc.	1,600	141,760
Helmerich & Payne	700	22,134
National Oilwell Varco, Inc. (b)	2,400	175,776
Newfield Exploration Company (b)	900	48,456
Noble Energy, Inc.	1,100	84,194
Pioneer Natural Resources Company	800	40,816
Rowan Companies, Inc.	700	27,286
Smith International, Inc.	1,300	85,865
Spectra Energy Corporation	4,200	109,116
Sunoco, Inc.	800	58,880
Williams Companies, Inc.	4,000	145,960
XTO Energy, Inc.	2,600	172,588
		1,796,161
Capital Goods - 3.8%
3M Company	4,800	414,528
A.O. Smith Corporation	100	3,739
Aecom Technology Corporation (b)	300	10,131
Apogee Enterprises, Inc.	200	4,706
Baldor Electric Company	300	12,096
CLARCOR, Inc.	300	10,938
Cooper Industries, Inc., Class A	1,200	62,868
Cummins, Inc.	700	83,972
Deere & Company	1,500	232,350
Donaldson Company, Inc.	500	21,430
Emerson Electric Company	5,300	277,031
Fastenal Company	800	35,584
GATX Corporation	300	12,291
Graco, Inc.	400	15,744
Granite Construction, Inc.	200	8,564
Hubbell, Inc., Class B	400	22,000
Illinois Tool Works	2,800	160,328
Kadant, Inc. (b)	100	3,247
Lawson Products, Inc.	50	1,770
Lincoln Electric Holdings	300	21,675
Masco Corporation	2,500	60,200
NCI Building Systems, Inc. (b)	100	3,918
Nordson Corporation	200	10,700
Pall Corporation	800	32,056
Quanta Services, Inc. (b)	1,100	36,300
Rockwell Automation, Inc.	1,000	68,880
Simpson Manufacturing Company, Inc.	200	5,998
SPX Corporation	400	40,520
Tennant Company	100	4,716
Thomas & Betts Corporation (b)	300	16,803
Toro Company	300	16,698
Trex Company, Inc. (b)	100	1,084
W.W. Grainger, Inc.	500	44,960
		1,757,825
Insurance - 3.1%
Aflac, Inc.	3,300	207,174
Ambac Financial Group, Inc.	700	25,781
Chubb Corporation	2,600	138,710
Cincinnati Financial Corporation	1,100	43,758
Erie Indemnity Company	300	17,070
Hartford Financial Services Group	2,100	203,763
Lincoln National Corporation	1,800	112,266
Marsh & McLennan Companies	3,600	93,204
MBIA, Inc.	800	34,432
Principal Financial Group	1,800	121,806
Progressive Corporation	4,800	88,800
Safeco Corporation	700	40,530
Travelers Companies, Inc. (The)	4,400	229,724
Unum Group	2,400	56,016
Wesco Financial Corporation	10	3,980
		1,417,014
Food & Staples Retailing - 2.9%
Costco Wholesale Corporation	2,900	195,054
CVS Caremark Corporation	9,900	413,523
Kroger Company	4,700	138,133
Longs Drugstores Corporation	200	10,502
Safeway, Inc.	2,900	98,600
Supervalu, Inc.	1,400	54,250
Sysco Corporation	4,100	140,589
Walgreen Company	6,600	261,690
		1,312,341
Media - 2.8%
Dow Jones & Company, Inc.	400	23,924
E.W. Scripps Company (The), Class A	600	27,006
Emmis Communications, Class A	200	1,038
Lee Enterprises, Inc.	300	4,815
McClatchy Company (The)	400	6,636
McGraw-Hill Companies, Inc.	2,300	115,092
Meredith Corporation	300	18,675
New York Times Company, Class A	1,000	19,560
Omnicom Group	2,200	112,156
Radio One, Inc. (b)	50	175
Scholastic Corporation (b)	200	7,916
Time Warner, Inc.	24,800	452,847
Tribune Company	496	15,009
Valassis Communications (b)	300	2,955
Walt Disney Company (The)	13,000	450,190
Washington Post Company, Class B	40	33,960
		1,291,954
Transportation - 2.5%
Alaska Air Group, Inc. (b)	300	7,620
AMR Corporation (b)	1,700	40,800
Arkansas Best Corporation	200	5,490
Expeditors International Washington, Inc.	1,400	70,910
FedEx Corporation	2,050	211,847
JetBlue Airways (b)	1,200	10,956
Kansas City Southern (b)	500	19,345
Norfolk Southern Corporation	2,600	134,290
Ryder System, Inc.	400	19,140
Southwest Airlines	5,000	71,050
United Parcel Service, Inc., Class B	7,000	525,700
YRC Worldwide, Inc. (b)	400	9,832
		1,126,980
Materials - 1.9%
Air Products & Chemicals, Inc.	1,400	136,990
Airgas, Inc.	500	25,235
Bemis Company	700	19,712
Cabot Corporation	500	17,505
Calgon Carbon Corporation (b)	300	4,470
Caraustar Industries, Inc. (b)	200	808
Crown Holdings, Inc. (b)	1,100	27,280
Ecolab, Inc.	1,200	56,604
H.B. Fuller Company	400	11,772
Lubrizol Corporation	500	33,940
MeadWestvaco Corporation	1,200	40,368
Minerals Technologies, Inc.	100	7,022
Nucor Corporation	1,900	117,838
Praxair, Inc.	2,100	179,508
Rock-Tenn Company, Class A	200	5,832
Rohm and Hass Company	800	41,504
Schnitzer Steel Industries, Inc., Class A	100	6,607
Sealed Air Corporation	1,100	27,423
Sigma-Aldrich Corporation	900	46,503
Sonoco Products Company	700	21,644
Valspar Corporation	700	17,521
Wausau Paper Corporation	300	3,003
Worthington Industries	500	12,500
		861,589
Consumer Durables & Apparel - 1.6%
American Greetings Corporation, Class A	400	10,536
Black & Decker Corporation	400	35,964
Centex Corporation	800	20,048
Champion Enterprises, Inc. (b)	500	5,930
Coach, Inc. (b)	2,500	91,400
D.R. Horton, Inc.	1,800	22,842
Deckers Outdoor Corporation (b)	100	13,979
Harman International	400	33,680
Hartmarx Corporation (b)	200	1,030
KB Home	500	13,820
Leggett & Platt, Inc.	1,200	23,316
Liz Claiborne, Inc.	700	19,929
Mattel, Inc.	2,600	54,314
Newell Rubbermaid, Inc.	1,800	52,488
Nike, Inc., Class B	2,600	172,276
Phillips-Van Heusen Corporation	400	19,120
Pulte Homes, Inc.	1,400	20,776
Snap-On, Inc.	400	19,964
Stanley Works (The)	500	28,775
Timberland Company (The) (b)	300	5,853
Tupperware Brands Corporation	400	14,440
Whirlpool Corporation	500	39,590
		720,070
Consumer Services - 1.5%
Bright Horizons Family Solutions, Inc. (b)	200	7,760
Darden Restaurants, Inc.	900	38,700
DeVry, Inc.	400	21,876
McDonald's Corporation	8,000	477,600
Ruby Tuesday, Inc.	300	4,791
Starbucks Corporation (b)	5,000	133,400
Wendy's International, Inc.	600	20,856
		704,983
Utilities - 0.9%
AGL Resources, Inc.	500	19,765
Alliant Energy Corporation	700	28,000
Atmos Energy Corporation	600	16,830
Cleco Corporation	400	10,540
Energen Corporation	500	32,000
Equitable Resources, Inc.	800	45,056
IDACORP, Inc.	300	10,467
MGE Energy, Inc.	100	3,350
National Fuel Gas Company	600	29,094
Nicor, Inc.	300	12,981
NiSource, Inc.	1,800	36,810
Northwest Natural Gas Company	200	9,634
OGE Energy Corporation	600	22,980
Pepco Holdings, Inc.	1,300	37,037
Questar Corporation	1,200	68,496
Southern Union Company	800	25,200
WGL Holdings	300	10,176
		418,416
Commercial Services & Supplies - 0.7%
Avery Dennison Corporation	700	40,530
Brady Corporation, Class A	400	14,760
Deluxe Corporation	300	12,102
Herman Miller, Inc.	400	10,888
HNI Corporation	300	13,008
IKON Office Solutions, Inc.	800	10,560
Interface, Inc., Class A	400	7,652
Kelly Services	200	4,206
Monster Worldwide, Inc. (b)	900	36,522
Pitney Bowes, Inc.	1,500	60,060
R.R. Donnelley & Sons Company	1,500	60,435
Robert Half International, Inc.	1,100	33,099
Standard Register	100	1,283
Steelcase, Inc.	500	8,935
		314,040
Real Estate - 0.7%
CB Richard Ellis Group, Inc., Class A (b)	1,300	31,694
General Growth Properties	1,600	86,976
Jones Lang LaSalle, Inc.	300	28,599
Maguire Properties, Inc.	300	8,175
ProLogis	1,700	121,958
Regency Centers Corporation	500	35,740
		313,142
Renewable Energy & Energy Efficiency - 0.5%
Energy Conversion Devices (b)	300	8,187
Itron, Inc. (b)	200	21,498
Johnson Controls, Inc.	4,000	174,880
Ormat Technologies, Inc.	50	2,697
SunPower Corporation, Class A (b)	200	25,292
		232,554
Automobiles & Components - 0.2%
Cooper Tire & Rubber	400	8,912
Harley-Davidson, Inc.	1,700	87,550
Modine Manufacturing Company	200	4,652
Spartan Motors, Inc.	225	3,159
		104,273
Healthy Living - 0.1%
Gaiam, Inc. (b)	100	2,325
Hain Celestial Group, Inc. (The) (b)	300	10,518
United Natural Foods, Inc. (b)	300	8,682
Whole Foods Market, Inc.	900	44,586
		66,111
Total Securities
(Cost $41,614,844)		45,795,196

SHORT TERM OBLIGATION - 0.2%
Repurchase Agreement - State Street Bank & Trust Repurchase Agreement, 3.01%, dated
10/31/07, due 11/01/07, proceeds $89,241 (collateralized by Freddie Mac Giant Bonds, 4.50%,
due 12/01/2020, value $93,368) (Cost $89,233)		89,233
TOTAL INVESTMENTS - 99.9%
(Cost $41,704,077)		45,884,429
Other Assets Less Liabilities - 0.1%		59,057
NET ASSETS - 100.0%		$45,943,486

(a)
The cost of investments for federal income tax purposes is $41,726,237 resulting in gross unrealized appreciation and depreciation of $6,213,959 and $2,055,767, respectively, or net unrealized depreciation of $4,158,192.

(b)	Non-income producing security.

See Notes to Schedule of Investments

        GREEN CENTURY BALANCED FUND
        GREEN CENTURY EQUITY FUND
        NOTES TO SCHEDULES OF INVESTMENTS
        (Unaudited)

Green Century Funds (the “Trust”) is a Massachusetts business trust which offers two separate series, the Green Century Balanced Fund (the “Balanced Fund”) and the Green Century Equity Fund (the “Equity Fund”), collectively, the “Funds”.  The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company.  The Trust accounts separately for the assets, liabilities and operations of each series.  The Balanced Fund commenced operations on March 18, 1992 and the Equity Fund commenced operations on September 13, 1995.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements.  Actual results could differ from those estimates.  The following is a summary of the Trust’s significant accounting policies:

(A)
Investment Valuation:  Equity securities listed on national securities exchanges other than NASDAQ are valued at last sale price. If a last sale price is not available, securities listed on national exchanges other than NASDAQ are valued at the mean between the closing bid and closing ask prices. NASDAQ National Market® and SmallCapSM securities are valued at the NASDAQ Official Closing Price ("NOCP"). The NOCP is based on the last traded price if it falls within the concurrent best bid and ask prices and is normalized pursuant to NASDAQ's published procedures if it falls outside this range. If an NOCP is not available for any such security, the security is valued at the last sale price, or, if there have been no sales that day, at the mean between the closing bid and closing ask prices. Unlisted equity securities are valued at last sale price, or when last sale prices are not available, at the last quoted bid price. Debt securities (other than short-term obligations maturing in sixty days or less) are valued on the basis of valuations furnished by a pricing service which takes into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of the securities. Securities, if any, for which there are no such valuations or quotations available, or for which the market quotation is not reliable, are valued at fair value by management as determined in good faith under guidelines established by the Trustees. Short-term obligations maturing in sixty days or less are valued at amortized cost, which approximates market value.

(B)
Securities Transactions and Investment Income:  Securities transactions are recorded on a trade date basis.  Realized gains and losses from securities transactions are determined using the identified cost basis.  Interest income, including amortization of premiums and accretion of discounts on bonds, is recognized on the accrual basis and dividend income is recorded on the ex-dividend date.

(C)
Options Transactions:  The Balanced Fund may utilize options to hedge or protect from adverse movements in the market values of its portfolio securities and to enhance return. The Equity Fund may utilize options to hedge against possible increases in the value of securities which are expected to be purchased by the Equity Fund or possible declines in the value of securities which are expected to be sold by the Equity Fund. The use of options may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the option and the underlying securities.

The Funds may write put or call options.  Premiums received upon writing put or call options are recorded as an asset with a corresponding liability which is subsequently adjusted to the current market value of the option.  Changes between the initial premiums received and the current market value of the options are recorded as unrealized gains or losses.  When an option is closed, expired or exercised, a gain or loss is realized and the liability is eliminated.  The Funds continue to the bear the risk of adverse movements in the price of the underlying assets during the period of the option, although any potential loss during the period would be reduced by the amount of the option premium received.  As required by the Act, liquid securities are designated as collateral in an amount equal to the market value of open options contracts.

(D)
Repurchase Agreements:  The Funds may enter into repurchase agreements with selected banks or broker-dealers that are deemed by the Funds’ adviser to be creditworthy pursuant to guidelines established by the Board of Trustees.  Each repurchase agreement is recorded at cost, which approximates fair value.  The Funds require that the market value of collateral, represented by securities (primarily U.S. Government securities), be sufficient to cover payments of interest and principal and that the collateral be maintained in a segregated account with a custodian bank in a manner sufficient to enable the Funds to obtain those securities in the event of a default of the counterparty.  In the event of default or bankruptcy by the counterparty to the repurchase agreement, retention of the collateral may be subject to legal proceedings.

Item 2.  Controls and Procedures

(a)
Based on an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, the “Disclosure Controls”) as of a date within 90 days of the filing date (the “Filing Date”) of this Form N-Q (the “Report”), the registrant’s principal executive officer and principal financial officer have concluded that the Disclosure Controls are effectively designed to ensure that information that is required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosures.

(b)
There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits

Certifications for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Green Century Funds

/s/Kristina A. Curtis
Kristina A. Curtis
President and Principal Executive Officer
December 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/Kristina A. Curtis
Kristina A. Curtis
President and Principal Executive Officer
December 27, 2007

/s/Bernadette Buck
Bernadette Buck
Treasurer and Principal Financial Officer
December 27, 2007